Trade and other receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
VAT/GST receivables	$ 706,627	$ 540,708
Prepayments	78,969	427,288
Deposits	386,268	496,154
Trade debtors	262,334	430,470
Other receivables	123,754	133,647
Total	$ 1,557,952	$ 2,028,267